Summary of Principal Accounting Policies - Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	¥ 6,862
Provisions	23,882	$ 3,272	¥ (7,028)	¥ (424)
Reversal	6,077		9,779
Balance at end of the year	17,199		6,862
Amounts due from related parties
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	23,394		25,666	30,128
Provisions	1,829		2,602	544
Reversal			(4,670)	(5,471)
Write off	(16,427)		(610)	(544)
Foreign currency adjustments	(1,312)		406	1,009
Balance at end of the year	7,484		23,394	25,666
Accounts receivable
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	6,862		3,647	458
Provisions	12,768		4,979	3,905
Reversal	(5,218)		(1,764)	(578)
Write off				(138)
Foreign currency adjustments	2,787
Balance at end of the year	17,199		¥ 6,862	3,647
Other current assets
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year				4,000
Provisions				495
Write off				¥ (4,495)
Other non-current assets
Allowance For Doubtful Accounts Roll Forward
Provisions	13,227
Foreign currency adjustments	204
Balance at end of the year	¥ 13,431